5. Financial risk management (Details) € in Thousands, kr in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands		Dec. 31, 2019 ARS ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2019 USD ($) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2019 EUR (€) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2019 CHF (SFr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2019 NOK (kr) $ / $ $ / € $ / SFr $ / kr	Dec. 31, 2018 ARS ($) $ / $
SummaryOfFinancialRiskManagementLineItems [Line Items]
Exchange rate | $ / $		59.89	59.89	59.89	59.89	59.89	37.70
Noncurrent assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance assets		$ 0					$ 1,177,257
Noncurrent assets | Other receivables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 0
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance assets		$ 0					1,177,257
Current assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance assets		$ 2,970,864					5,296,993
Current assets | Other receivables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 1,000
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance assets		$ 59,890					230,021
Current assets | Financial assets at fair value through profit or loss
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 46,583
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance assets		$ 2,789,856					5,052,556
Current assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 2,010
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance assets		$ 120,379					14,416
Current assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | €				€ 11
Exchange rate | $ / €	[1]	67.227	67.227	67.227	67.227	67.227
Foreign currency balance assets		$ 739
Current assets | Cash and cash equivalents
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance assets							0
Total Assets
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance assets		2,970,864					6,474,250
Non-current liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance liabilities		$ 8,197,429					11,059,857
Non-current liabilities | Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 136,875
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance liabilities		$ 8,197,429					11,059,857
Current liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance liabilities		$ 2,789,931					2,679,014
Current liabilities | Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 27,705
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance liabilities		$ 1,659,236					1,656,799
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 9,054
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance liabilities		$ 542,207					1,015,588
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | €				€ 424
Exchange rate | $ / €	[1]	67.227	67.227	67.227	67.227	67.227
Foreign currency balance liabilities		$ 28,504					6,172
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | SFr					SFr 248
Exchange rate | $ / SFr	[1]	61.925	61.925	61.925	61.925	61.925
Foreign currency balance liabilities		$ 15,357					0
Current liabilities | Trade payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency | kr						kr 68
Exchange rate | $ / kr	[1]	6.849	6.849	6.849	6.849	6.849
Foreign currency balance liabilities		$ 466					455
Current liabilities | Other payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Amount of foreign currency			$ 9,086
Exchange rate | $ / $	[1]	59.890	59.890	59.890	59.890	59.890
Foreign currency balance liabilities		$ 544,161					0
Total Liabilities
SummaryOfFinancialRiskManagementLineItems [Line Items]
Foreign currency balance liabilities		$ 10,987,360					$ 13,738,871

[1]	The exchange rates used are the BNA exchange rates in effect as of December 31, 2019 for US Dollars (USD), Euros (EUR), Swiss Francs (CHF) and Norwegian Krones (NOK).